Taxes (Income before Income Taxes) (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income from continuing operations before income taxes
U.S. operations	$ 5,915	$ 7,509	$ 7,577
Non-U.S. operations	10,030	12,477	12,667
Income from continuing operations before income taxes	15,945	$ 19,986	$ 20,244
Japan Tax Authorities
Income tax contingencies
Unrecognized tax benefit on certain foreign tax losses under appeal	$ 997